OTHER INVESTMENTS (Details) - USD ($) $ in Thousands	Nov. 11, 2020	Jul. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Ordinary shares of Medimor	124,914
Medimor [Member]
Investment Amount				$ 600
Ordinary shares of Medimor		955,479	414,384	1,369,863
Ownership interest				14.78%
Medimor [Member] | Fully diluted basis [Member]
Ownership interest				10.34%